CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) (Parentheticals) - $ / shares	3 Months Ended	4 Months Ended	6 Months Ended			7 Months Ended	9 Months Ended
	Apr. 07, 2016	Apr. 28, 2017	Jul. 14, 2017	Jun. 30, 2017	Jun. 30, 2016	Aug. 10, 2016	Sep. 15, 2017
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) [Abstract]
Common stock - dividends paid	$ 0.08	$ 0.05	$ 0.05	$ 0.05	$ 0.08	$ 0.08
Common stock - dividend declared				$ 0.05	$ 0.08		$ 0.05